Prepayments and Other Receivables, Net - Schedule of Other Receivables and Prepayments, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Other Receivables and Prepayments, Net [Abstract]
Prepaid insurance	$ 15,188	$ 27,438
Prepaid Nasdaq fee		630,000
Prepaid Rent	31,061
Performance fee receivables		3,936,122
Rental deposit	167,742	57,229
Others	55,617	20,395
Total	269,608	4,671,184
Less: non-current rental deposit	(111,059)	(57,229)
Other receivables and prepayments, net	$ 158,548	$ 4,613,955